FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4%
	ADVERTISING & MARKETING - 0.0%(a)
42	Omnicom Group, Inc.	$4,064

	AEROSPACE & DEFENSE - 0.1%
29	AeroVironment, Inc.(b)	4,445
18	Dassault Aviation S.A.(c)	3,961
1,377	Saab A.B. (c)	122,448
22	Teledyne Technologies, Inc.(b)	9,445
		140,299
	APPAREL & TEXTILE PRODUCTS - 0.1%
20	adidas A.G.(c)	4,466
112	Gildan Activewear, Inc. (c)	4,157
35	Hermes International SCA(c)	89,331
86	LVMH Moet Hennessy Louis Vuitton S.E.(c)	77,344
252	NIKE, Inc., Class B	23,683
		198,981
	ASSET MANAGEMENT - 0.1%
1,269	Apollo Global Management, Inc.	142,699
110	BlackRock, Inc.	91,707
1,482	EQT A.B. (c)	46,872
46	Groupe Bruxelles Lambert N.V. (c)	3,477
171	Intermediate Capital Group PLC(c)	4,433
		289,188
	AUTOMOTIVE - 0.1%
1,084	Niterra Company Ltd.(c)	35,852
251	Rheinmetall A.G. (c)	141,069
702	Tesla, Inc.(b)	123,405
		300,326
	BANKING - 0.5%
32,383	Banco Santander S.A.(c)	157,950
2,216	Bank of America Corporation	84,031
398	Bank of Ireland Group PLC(c)	4,057
99	BNP Paribas S.A.(c)	7,034
891	CaixaBank S.A. (c)	4,319
534	Commonwealth Bank of Australia(c)	41,875

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	BANKING - 0.5% (Continued)
8,608	HSBC Holdings PLC(c)	$67,249
3,226	Intesa Sanpaolo SpA(c)	11,703
1,586	JPMorgan Chase & Company	317,675
56	KBC Group N.V.(c)	4,194
43	Macquarie Group Ltd. (c)	5,596
6,552	Mitsubishi UFJ Financial Group, Inc.(c)	66,434
374	Nordea Bank Abp(c)	4,164
651	Royal Bank of Canada(c)	65,666
374	Toronto-Dominion Bank (The) (c)	22,574
1,151	Wells Fargo & Company	66,712
		931,233
	BEVERAGES - 0.3%
3,503	Celsius Holdings, Inc.(b)	290,469
4,380	Monster Beverage Corporation(b)	259,646
		550,115
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.7%
540	AbbVie, Inc.	98,334
244	Amgen, Inc.	69,374
789	AstraZeneca PLC(c)	106,331
119	Bayer A.G. (c)	3,650
960	Bristol-Myers Squibb Company	52,061
625	CSL Ltd.(c)	117,262
429	Eli Lilly & Company	333,744
845	Johnson & Johnson	133,671
772	Merck & Company, Inc.	101,865
2,028	Novo Nordisk A/S(c)	258,495
979	Rhythm Pharmaceuticals, Inc.(b)	42,420
340	Sanofi S.A.(c)	33,362
1,671	Structure Therapeutics, Inc. - ADR(b)	71,619
1,137	Viking Therapeutics, Inc.(b)	93,234
		1,515,422
	CABLE & SATELLITE - 0.0%(a)
1,234	Comcast Corporation, Class A	53,494

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	CHEMICALS - 0.1%
32	Arkema S.A.(c)	$3,367
210	Dow, Inc.	12,165
654	Sherwin-Williams Company (The)	227,154
26	Yara International ASA(c)	821
		243,507
	COMMERCIAL SUPPORT SERVICES - 0.2%
3,896	Castellum A.B.(b) (c)	51,275
210	Compass Group PLC(c)	6,157
1,897	Daiseki Company Ltd. (c)	46,175
68	Intertek Group PLC(c)	4,278
1,670	Recruit Holdings Company Ltd. (c)	73,126
334	Republic Services, Inc.	63,941
601	Waste Connections, Inc. (c)	103,333
373	Waste Management, Inc.	79,505
		427,790
	CONSTRUCTION MATERIALS - 0.1%
1,199	Holcim A.G.(c)	108,568
994	Kingspan Group PLC(c)	90,564
206	Owens Corning	34,361
		233,493
	CONTAINERS & PACKAGING - 0.1%
664	AptarGroup, Inc.	95,543
4,314	Billerud Aktiebolag(c)	38,692
		134,235
	DATA CENTER REIT - 0.1%
161	Equinix, Inc.	132,878

	DIVERSIFIED INDUSTRIALS - 0.2%
689	Eaton Corporation PLC	215,437
1,434	Emerson Electric Company	162,644
		378,081
	E-COMMERCE DISCRETIONARY - 0.3%
3,095	Amazon.com, Inc.(b)	558,276

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	ELECTRIC UTILITIES - 0.7%
3,503	AES Corporation (The)	$62,809
1,401	Alliant Energy Corporation	70,610
822	Ameren Corporation	60,795
1,335	American Electric Power Company, Inc.	114,944
1,721	Boralex, Inc. (c)	36,366
881	Consolidated Edison, Inc.	80,004
469	Constellation Energy Corporation	86,695
486	Duke Energy Corporation	47,001
2,088	Edison International	147,684
465	EDP Renovaveis S.A. (c)	6,293
9,611	Enel SpA(c)	63,441
1,086	Engie S.A.(c)	18,170
1,187	Evergy, Inc.	63,362
1,122	Eversource Energy	67,062
318	Hydro One Ltd. (c)	9,274
6,400	Iberdrola S.A. (c)	79,361
3,498	National Grid PLC(c)	47,062
1,749	NextEra Energy, Inc.	111,779
654	Pinnacle West Capital Corporation	48,873
802	PNM Resources, Inc.	30,187
584	Public Service Enterprise Group, Inc.	39,000
515	RWE A.G. (c)	17,478
1,175	SEMPRA	84,400
1,003	Southern Company (The)	71,955
974	WEC Energy Group, Inc.	79,985
		1,544,590
	ELECTRICAL EQUIPMENT - 0.6%
1,191	AMETEK, Inc.	217,835
1,149	Amphenol Corporation, Class A	132,537
755	Assa Abloy A.B., Class B(c)	21,657
815	Daikin Industries Ltd. (c)	110,954
433	Hubbell, Inc.	179,717
105	Lennox International, Inc.	51,320
514	Nibe Industrier A.B. (c)	2,523

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	ELECTRICAL EQUIPMENT - 0.6% (Continued)
21	Novanta, Inc.(b)	$3,670
1,931	nVent Electric PLC	145,597
15	Schindler Holding A.G. (c)	3,777
753	Schneider Electric S.E.(c)	170,298
512	Trane Technologies PLC	153,702
		1,193,587
	ENGINEERING & CONSTRUCTION - 0.2%
180	AECOM	17,654
222	Arcosa, Inc.	19,061
3,150	Cellnex Telecom S.A. (c)	111,355
82	Comfort Systems USA, Inc.	26,052
314	Construction Partners, Inc., Class A(b)	17,631
528	Fluor Corporation(b)	22,324
298	Granite Construction, Inc.	17,025
244	Installed Building Products, Inc.	63,131
143	Jacobs Solutions, Inc.	21,983
323	KBR, Inc.	20,562
211	Primoris Services Corporation	8,982
94	Quanta Services, Inc.	24,421
256	Sterling Infrastructure, Inc.(b)	28,239
113	Tetra Tech, Inc.	20,872
111	TopBuild Corporation(b)	48,921
		468,213
	ENTERTAINMENT CONTENT - 0.1%
234	Capcom Company Ltd. (c)	4,368
148	Konami Group Corporation(c)	10,040
104	Square Enix Holdings Company Ltd. (c)	4,000
546	Take-Two Interactive Software, Inc.(b)	81,075
		99,483
	FOOD - 0.6%
707	Bakkafrost P/F(c)	45,384
5,852	BellRing Brands, Inc.(b)	345,444
4,813	Mowi ASA(c)	88,187
1,995	Nestle S.A.(c)	211,813

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	FOOD - 0.6% (Continued)
128	Salmar ASA(c)	$8,433
7,159	Simply Good Foods Company (The)(b)	243,621
8,628	Vital Farms, Inc.(b)	200,601
		1,143,483
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
970	West Fraser Timber Company Ltd.	83,764

	GAS & WATER UTILITIES - 0.1%
883	American Water Works Company, Inc.	107,911
1,078	Veolia Environnement S.A.	35,038
		142,949
	HEALTH CARE FACILITIES & SERVICES - 1.4%
4,726	Cardinal Health, Inc.	528,839
2,332	Cencora, Inc.	566,652
1,270	Centene Corporation(b)	99,670
589	Cigna Group (The)	213,919
831	CVS Health Corporation	66,281
477	Elevance Health, Inc.	247,344
316	Humana, Inc.	109,564
14	Lonza Group A.G. (c)	8,386
1,207	McKesson Corporation	647,977
167	Molina Healthcare, Inc.(b)	68,609
697	UnitedHealth Group, Inc.	344,806
		2,902,047
	HOME CONSTRUCTION - 0.7%
215	Armstrong World Industries, Inc.	26,707
1,019	AZEK Company, Inc. (The)(b)	51,174
1,398	DR Horton, Inc.	230,041
585	Fortune Brands Innovations, Inc.	49,532
2,288	KB Home	162,173
696	Lennar Corporation, Class A	119,698
502	LGI Homes, Inc.(b)	58,418
378	Masco Corporation	29,817
43	Masonite International Corporation(b)	5,652

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
297	Meritage Homes Corporation	$52,112
22	NVR, Inc.(b)	178,199
1,432	PulteGroup, Inc.	172,728
1,918	Taylor Morrison Home Corporation(b)	119,242
932	Toll Brothers, Inc.	120,573
2,501	Tri Pointe Homes, Inc.(b)	96,689
		1,472,755
	HOUSEHOLD PRODUCTS - 0.3%
1,351	Church & Dwight Company, Inc.	140,923
156	Colgate-Palmolive Company	14,048
45	Estee Lauder Companies, Inc. (The), Class A	6,937
1,545	Procter & Gamble Company (The)	250,676
287	Reckitt Benckiser Group PLC(c)	16,343
3,432	Unicharm Corporation(c)	109,247
		538,174
	INDUSTRIAL REIT - 0.1%
783	Prologis, Inc.	101,962
130	Warehouses De Pauw CVA	3,711
		105,673
	INDUSTRIAL SUPPORT SERVICES - 0.1%
53	Ashtead Group PLC(c)	3,773
181	Ferguson PLC	39,536
372	SiteOne Landscape Supply, Inc.(b)	64,932
23	United Rentals, Inc.	16,586
		124,827
	INFRASTRUCTURE REIT - 0.0%(a)
94	American Tower Corporation, Class A	18,573

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
191	CME Group, Inc.	41,120
135	Deutsche Boerse A.G.(c)	27,619
689	Interactive Brokers Group, Inc., Class A	76,969
299	London Stock Exchange Group PLC(c)	35,812

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.1% (Continued)
252	Morgan Stanley	$23,728
		205,248
	INSURANCE - 0.5%
27	Allstate Corporation (The)	4,671
41	Aon PLC, Class A	13,683
114	Arch Capital Group Ltd.(b)	10,538
395	Arthur J Gallagher & Company	98,766
501	Berkshire Hathaway, Inc., Class B(b)	210,681
486	Chubb Ltd.	125,937
276	Coface S.A. (c)	4,362
129	Fairfax Financial Holdings Ltd. (c)	139,065
1,109	Hartford Financial Services Group, Inc. (The)	114,282
149	Marsh & McLennan Companies, Inc.	30,691
876	MS&AD Insurance Group Holdings, Inc.(c)	15,418
178	Progressive Corporation (The)	36,814
126	SCOR S.E.(c)	4,359
5	Swiss Life Holding A.G. (c)	3,505
817	Tokio Marine Holdings, Inc.(c)	25,499
501	Travelers Companies, Inc. (The)	115,300
877	Voya Financial, Inc.	64,828
		1,018,399
	INTERNET MEDIA & SERVICES - 0.7%
4,576	Adevinta ASA(b)(c)	47,960
1,004	Airbnb, Inc., Class A(b)	165,620
1,789	Alphabet, Inc., Class A(b)	270,013
1,560	Alphabet, Inc., Class C(b)	237,525
401	Auto Trader Group PLC(c)	3,544
20	Booking Holdings, Inc.	72,558
639	Expedia Group, Inc.(b)	88,022
744	Meta Platforms, Inc., Class A	361,272
172	Netflix, Inc.(b)	104,461
30	REA Group Ltd. (c)	3,626
500	Rightmove PLC(c)	3,468
379	Shopify, Inc., Class A(b) (c)	29,242

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	INTERNET MEDIA & SERVICES - 0.7% (Continued)
49	Spotify Technology S.A.(b)	$12,931
1,885	Uber Technologies, Inc.(b)	145,126
		1,545,368
	LEISURE FACILITIES & SERVICES - 0.2%
87	Chipotle Mexican Grill, Inc.(b)	252,888
219	McDonald’s Corporation	61,747
1,094	Starbucks Corporation	99,981
1,026	TKO Group Holdings, Inc.	88,657
		503,273
	MACHINERY - 0.1%
1,580	Atlas Copco A.B. (c)	26,683
303	Atlas Copco A.B. (c)	4,476
702	Crane Company	94,861
1,186	Ingersoll Rand, Inc.	112,611
301	TOMRA Systems ASA(c)	4,700
		243,331
	MEDICAL EQUIPMENT & DEVICES - 0.2%
1,099	Boston Scientific Corporation(b)	75,271
324	Cochlear Ltd. (c)	71,261
930	Edwards Lifesciences Corporation(b)	88,871
1,051	Hoya Corporation(c)	130,759
26	Illumina, Inc.(b)	3,570
224	Insulet Corporation(b)	38,394
31	Mettler-Toledo International, Inc.(b)	41,270
		449,396
	METALS & MINING - 0.1%
20,985	Denison Mines Corporation(b) (c)	41,058
4,755	Energy Fuels, Inc.(b) (c)	29,736
645	Franco-Nevada Corporation	76,859
170	Glencore PLC(c)	934
724	Hecla Mining Company	3,482
1,115	Newmont Corporation	39,962
217	Pan American Silver Corporation	3,272
590	Rio Tinto Ltd.(c)	46,812

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	METALS & MINING - 0.1% (Continued)
933	Rio Tinto PLC(c)	$59,077
30	Royal Gold, Inc.	3,654
		304,846
	MULTI ASSET CLASS REIT - 0.0%(a)
5,127	Segro PLC(c)	58,483

	OIL & GAS PRODUCERS - 0.2%
3,607	Antero Resources Corporation(b)	104,602
1,415	BP PLC(c)	8,853
1,797	CNX Resources Corporation(b)	42,625
4,598	Eni SpA(c)	72,655
3,374	Itochu Enex Company Ltd. (c)	34,701
1,896	Ovintiv, Inc.	98,402
1,299	Parkland Corporation(c)	41,375
		403,213
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
8,879	Aker Solutions ASA(c)	31,744
3,729	Baker Hughes Company	124,923
2,220	Expro Group Holdings N.V.(b)	44,333
1,872	Schlumberger Ltd.	102,604
		303,604
	PUBLISHING & BROADCASTING - 0.0%(a)
3,700	Future PLC(c)	28,626
128	Schibsted ASA(c)	4,088
		32,714
	RESIDENTIAL REIT - 0.0%(a)
19	AvalonBay Communities, Inc.	3,526
273	UNITE Group PLC (The)	3,370
		6,896
	RETAIL - CONSUMER STAPLES - 1.1%
1,246	Costco Wholesale Corporation	912,857
2,671	Kroger Company (The)	152,594
17,708	Tesco PLC(c)	66,288

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1% (Continued)
19,019	Walmart, Inc.	$1,144,373
		2,276,112
	RETAIL - DISCRETIONARY - 0.4%
449	Brunello Cucinelli SpA(c)	51,342
286	Builders FirstSource, Inc.(b)	59,645
116	Floor & Decor Holdings, Inc., Class A(b)	15,036
619	Home Depot, Inc. (The)	237,448
39,617	JD Sports Fashion PLC(c)	67,251
501	Lowe’s Companies, Inc.	127,620
210	Lululemon Athletica, Inc.(b)	82,037
903	Pets at Home Group PLC(c)	3,059
1,122	TJX Companies, Inc. (The)	113,793
		757,231
	RETAIL REIT - 0.0%(a)
63	Realty Income Corporation	3,408

	SELF-STORAGE REIT - 0.0%(a)
235	Big Yellow Group PLC	3,156
31	Public Storage	8,992
		12,148
	SEMICONDUCTORS - 0.9%
559	Applied Materials, Inc.	115,283
262	BE Semiconductor Industries N.V.(c)	40,106
207	Broadcom, Inc.	274,360
258	Infineon Technologies A.G.(c)	8,771
104	KLA Corporation	72,651
121	Lam Research Corporation	117,560
285	Microchip Technology, Inc.	25,567
1,078	Micron Technology, Inc.	127,085
866	NVIDIA Corporation	782,484
359	NXP Semiconductors N.V.	88,949
357	QUALCOMM, Inc.	60,440
565	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	76,868
		1,790,124

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	SOFTWARE - 1.1%
150	Adobe, Inc.(b)	$75,690
525	Akamai Technologies, Inc.(b)	57,099
202	ANSYS, Inc.(b)	70,126
82	Autodesk, Inc.(b)	21,354
342	Cadence Design Systems, Inc.(b)	106,458
20	Cloudflare, Inc., Class A(b)	1,937
32	Crowdstrike Holdings, Inc., Class A(b)	10,259
141	Dassault Systemes S.E. (c)	6,242
137	Elastic N.V.(b)	13,733
199	Fortinet, Inc.(b)	13,594
46	HubSpot, Inc.(b)	28,822
115	Intuit, Inc.	74,750
360	JFrog Ltd.(b)	15,919
2,475	Microsoft Corporation	1,041,281
63	nCino, Inc.(b)	2,355
40	Okta, Inc.(b)	4,185
1,056	Oracle Corporation	132,644
186	Palo Alto Networks, Inc.(b)	52,848
146	Pegasystems, Inc.	9,437
21	PTC, Inc.(b)	3,968
85	Qualys, Inc.(b)	14,184
102	Rapid7, Inc.(b)	5,002
83	Roper Technologies, Inc.	46,550
435	Salesforce, Inc.	131,013
323	SAP S.E.(c)	62,879
181	ServiceNow, Inc.(b)	137,994
211	Smartsheet, Inc., Class A(b)	8,124
35	Synopsys, Inc.(b)	20,003
189	Tenable Holdings, Inc.(b)	9,342
9	Tyler Technologies, Inc.(b)	3,825
78	Varonis Systems, Inc.(b)	3,679
39	Veeva Systems, Inc., Class A(b)	9,036
230	Workday, Inc., Class A(b)	62,733
		2,257,065

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	STEEL - 0.0%(a)
36	ArcelorMittal S.A. (c)	$989
573	Mitsui & Company Ltd.(c)	26,657
		27,646
	TECHNOLOGY HARDWARE - 0.4%
4,462	Apple, Inc.	765,144
450	Nintendo Company Ltd.(c)	24,550
520	Panasonic Holdings Corporation(c)	4,941
800	Sony Group Corporation(c)	68,327
15	Super Micro Computer, Inc.(b)	15,150
		878,112
	TECHNOLOGY SERVICES - 0.8%
210	Accenture PLC, Class A	72,788
3	Adyen N.V.(b) (c)	5,074
1,499	Amadeus IT Group S.A. (c)	96,117
42	Amdocs Ltd.	3,796
83	Automatic Data Processing, Inc.	20,728
29	Booz Allen Hamilton Holding Corporation	4,305
386	Broadridge Financial Solutions, Inc.	79,076
103	Computacenter PLC(c)	3,505
263	Corpay, Inc.(b)	81,146
15	Equifax, Inc.	4,013
114	Experian PLC(c)	4,970
8	FactSet Research Systems, Inc.	3,635
25	Fair Isaac Corporation(b)	31,240
1,384	Fiserv, Inc.(b)	221,191
305	International Business Machines Corporation	58,243
616	Mastercard, Inc., Class A	296,647
53	MSCI, Inc.	29,704
1,079	Netcompany Group A/S(b) (c)	44,476
39	Paychex, Inc.	4,789
329	PayPal Holdings, Inc.(b)	22,040
926	QinetiQ Group PLC(c)	4,268
376	RELX PLC(c)	16,249
220	S&P Global, Inc.	93,599

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	TECHNOLOGY SERVICES - 0.8% (Continued)
211	Softcat PLC(c)	$4,229
17	Verisk Analytics, Inc.	4,007
1,256	Visa, Inc., Class A	350,524
400	WEX, Inc.(b)	95,012
133	Wolters Kluwer N.V. (c)	20,832
		1,676,203
	TELECOMMUNICATIONS - 0.0%(a)
211	TELUS Corporation(c)	3,376
107	T-Mobile US, Inc.	17,465
1,333	Verizon Communications, Inc.	55,933
		76,774
	TRANSPORTATION & LOGISTICS - 0.6%
1	AP Moller - Maersk A/S, Class A(c)	1,278
1,967	Ardmore Shipping Corporation	32,298
501	Canadian National Railway Company	65,987
1,319	Canadian Pacific Kansas City Ltd.	116,296
1,733	Canadian Pacific Kansas City Ltd. (c)	152,813
632	CH Robinson Worldwide, Inc.	48,120
1,983	CSX Corporation	73,510
6,036	DHT Holdings, Inc.	69,414
486	DSV A/S(c)	78,866
2,183	Euronav N.V.	36,303
691	Expeditors International of Washington, Inc.	84,005
4,409	Frontline PLC	103,082
1,777	International Seaways, Inc.	94,536
11	Kuehne + Nagel International A.G. (c)	3,062
238	Norfolk Southern Corporation	60,659
891	Scorpio Tankers, Inc.	63,751
1,331	Teekay Tankers Ltd., Class A	77,744
413	Union Pacific Corporation	101,569
		1,263,293
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
536	ITOCHU Corporation(c)	22,886

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares				Fair Value
	COMMON STOCKS — 15.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.0%(a)
68	Pool Corporation			$27,438
711	Toyota Tsusho Corporation(c)			48,515
				75,953

	TOTAL COMMON STOCKS (Cost $28,377,448)			32,121,226

	EXCHANGE-TRADED FUNDS — 0.3%
	EQUITY - 0.3%
11,882	iShares MSCI Taiwan ETF			578,416

	TOTAL EXCHANGE-TRADED FUNDS (Cost $549,780)			578,416

Principal
Amount ($)		Yield (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 50.9%
	U.S. TREASURY BILLS — 50.9%
9,100,000	United States Treasury Bill	5.0500	04/18/24	9,077,380
10,150,000	United States Treasury Bill	5.1300	04/25/24	10,114,429
10,500,000	United States Treasury Bill	5.2100	05/02/24	10,452,264
10,200,000	United States Treasury Bill	5.2200	05/16/24	10,133,332
11,200,000	United States Treasury Bill	5.2600	05/23/24	11,115,083
10,200,000	United States Treasury Bill	5.2000	06/04/24	10,106,332
11,000,000	United States Treasury Bill	5.2800	06/20/24	10,872,486
10,500,000	United States Treasury Bill	5.3000	07/02/24	10,360,104
12,000,000	United States Treasury Bill	5.3100	07/16/24	11,816,002
12,000,000	United States Treasury Bill	5.2900	08/01/24	11,789,794
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $105,840,008)			105,837,206

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 0.3%
	CALL OPTIONS PURCHASED - 0.1%
101,000	AUDcNZDp Digi	JPPB	04/22/2024	1.103	9,342	$10,029
3,129,000	AUDcUSDp Digi	JPPB	09/17/2024	0.795	52,202	2,260
9,476,000	EURcCHFp	JPPB	09/06/2024	1.00	25,925	22,993
5,122,000	EURcGBPp	JPPB	04/05/2024	0.863	6,355	181
7,572,000	USDcCNHp	JPPB	04/15/2024	7.30	19,422	9,766
8,956,000	USDcCNHp	JPPB	04/25/2024	7.30	11,911	3,516
5,168,000	USDcCNHp	JPPB	04/25/2024	7.45	34,243	1,168
214,000	USDcCNHp Digi	JPPB	10/30/2024	7.50	22,149	24,192
216,000	USDcCNHp Digi	JPPB	10/18/2024	7.70	10,001	9,880
45,000	USDcCNHp Digi	JPPB	12/20/2024	7.775	1,798	2,380
13,524,000	USDcJPYp	JPPB	04/12/2024	150.15	15,553	41,362
4,861,000	USDcJPYp	JPPB	04/12/2024	152.00	7,787	5,959
3,913,000	USDcJPYp	JPPB	04/19/2024	155.00	6,261	2,913
30,683,000	USDcJPYp	JPPB	02/25/2025	175.00	39,810	39,125
145,000	USDcJPYp Digi	JPPB	05/02/2024	156.00	13,833	8,307
872,000	USDcJPYp Digi	JPPB	02/17/2025	171.00	36,929	25,648
3,656,000	USDcKRWp	JPPB	04/18/2024	1,400.00	19,084	1,280
2,661,000	USDcMXNp	JPPB	04/18/2024	16.90	5,402	1,573
1,758,000	USDcMXNp	JPPB	09/10/2024	18.20	20,621	13,926
5,558,000	USDcTWDp	JPPB	04/04/2024	31.73	9,659	45,230
10,499,000	USDcTWDp	JPPB	04/09/2024	33.00	56,726	518
11,123,000	USDcTWDp	JPPB	03/31/2025	33.50	78,508	77,116
	TOTAL CALL OPTIONS PURCHASED (Cost - $503,524)					349,322

	PUT OPTIONS PURCHASED - 0.2%
3,515,000	AUDpUSDc	JPPB	06/26/2024	0.638	11,194	16,366
4,180,000	EURpCHFc	JPPB	04/16/2024	0.90	23,691	4
5,122,000	EURpGBPc	JPPB	04/05/2024	0.851	11,636	998
5,406,000	EURpUSDc	JPPB	04/13/2024	1.075	8,422	15,258
3,160,000	EURpUSDc Digi	JPPB	05/30/2024	1.00	98,761	8,359
256,000	EURpUSDc Digi	JPPB	09/27/2024	1.01	10,037	12,139
967,000	EURpUSDc Digi	JPPB	09/11/2024	1.05	117,914	167,412
1,578,000	EURpUSDc Digi	JPPB	04/30/2024	1.05	171,719	62,176
3,986,000	GBPpUSDc	JPPB	04/25/2024	1.255	6,592	5,947
114,000	GBPpUSDc Digi	JPPB	05/20/2024	1.23	15,877	15,982
730,000	USDpJPYc iOT	JPPB	12/03/2026	110.00	88,841	10,245
633,000	USDpJPYc iOT	JPPB	12/03/2026	110.00	111,870	49,922
129,000	USDpTRYc Digi	JPPB	11/11/2024	30.00	7,740	639
116,000	USDpTRYc Digi	JPPB	01/10/2025	32.00	9,112	1,387
5,558,000	USDpTWDc	JPPB	04/04/2024	31.17	9,659	80

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 0.3% (Continued)
	PUT OPTIONS PURCHASED - 0.2% (Continued)
1,213,000	XAUpUSDc iOT	JPPB	10/02/2024	1,250.00	21,228	$245
	TOTAL PUT OPTIONS PURCHASED (Cost - $724,292)					367,159

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $1,227,816)					716,481

	OTC DUAL BINARY OPTIONS PURCHASED - 0.6%
	PUT OPTIONS PURCHASED - 0.6%
453,000	DEDZ4 > 152 and SX5E < 5375	MSI	12/23/2024	152.00	91,420	319,771
107,000	EURUSD < 1.0625 and USDMXN < 17.00	JPPB	05/08/2024	1.063	5,029	9,371
210,000	EURUSD < 1.0628 and US2YRSOFR < 3.749%	MSI	07/09/2024	1.06	15,330	31
247,000	GBPUSD < 1.2136 and SPX > 5067.25	MSI	09/23/2024	1.214	15,981	26,153
588,000	GLD US > 194.3 and USO US < 64.254	MSI	08/19/2024	194.30	52,626	55,487
1,032,000	GLD US > 198.93 and USO US < 60.651	MSI	08/19/2024	198.93	51,084	49,506
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	04/18/2025	4,652.75	60,588	58,920
748,000	SPX < 4652.75 and USDJPY < 145.42	CIT	03/24/2025	4,652.75	60,588	54,020
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	04/18/2025	4,757.30	60,588	54,731
748,000	SPX < 4757.30 and USDJPY < 142.39	CIT	03/24/2025	4,757.30	60,588	49,782
1,660,000	SPX<4874.45andUSDJPY<144.452andCLV4<67.473	CIT	09/18/2024	4,874.45	79,680	21,933
1,660,000	SPX<4874.45andUSDJPY<144.45andCLN4<69.075	CIT	06/17/2024	4,874.45	48,140	3,280
883,000	SPX < 4911.79 and USDJPY < 143.288	MER	06/24/2024	4,911.79	48,124	11,598
2,168,000	SPX<4996.53 andUSDJPY<148.45 andCLV4<69.82	CIT	09/18/2024	4,996.53	101,896	73,673
537,000	SPX > 5167.45 and USDCNH > 7.25	CIT	01/20/2025	5,167.45	51,391	106,364
771,000	SPX > 5510 and EURUSD < 1.04	CIT	12/23/2024	5,510.00	37,548	36,942
771,000	SPX > 5510 and EURUSD < 1.04	CIT	11/25/2024	5,510.00	37,548	34,135
771,000	SPX > 5599 and EURUSD < 1.05	CIT	12/23/2024	5,599.00	37,548	41,658
771,000	SPX > 5599 and EURUSD < 1.05	CIT	11/25/2024	5,599.00	37,548	36,557
763,000	SPX<4760.29andUS5YRSOFR<3.303Resettable2.5	CIT	06/24/2024	4,760.29	49,595	14,436
763,000	SPX<4760.29andUS5YRSOFR<3.329Resettable2.5	CIT	07/22/2024	4,760.29	62,566	23,071
763,000	SPX<4760.29andUS5YRSOFR<3.403Resettable2.5	CIT	06/24/2024	4,760.29	58,751	9,877
209,000	SX5E < 5000.00 and DEDZ > 160.00	MSI	12/23/2024	5,000.00	55,852	28,269
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,180,007)					1,119,565

	TOTAL BINARY OPTIONS PURCHASED (Cost - $1,180,007)					1,119,565

	CORRELATION OPTIONS PURCHASED - 0.2%(d)
	PUT OPTIONS PURCHASED - 0.2%(d)
26,000	EURMXN GBPMXN Correlation	CIT	04/09/2024	100.00	308,409	240,452
23,000	USDZAR CADZAR Correlation	MSI	05/15/2024	100.00	209,300	145,686
	TOTAL PUT OPTIONS PURCHASED (Cost - $517,709)					386,138

	TOTAL CORRELATION OPTIONS PURCHASED (Cost - $517,709)					386,138

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 0.2%(e)(f)
	CALL OPTIONS PURCHASED - 0.2%(e)(f)
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,925.00	1,016,684	$39,396
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,975.00	1,016,684	29,881
29	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,025.00	1,474,192	30,596
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,075.00	457,508	6,136
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,100.00	1,016,684	10,507
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,125.00	457,508	3,524
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,175.00	457,508	1,767
142	EURO STOXX 50 Price EUR SX5E	MSO	05/20/2024	5,125.00	7,218,456	71,536
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	134.00	501,516	21,359
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	135.00	501,516	18,058
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	137.00	501,516	12,233
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	139.00	501,516	7,379
8	FTSE 100 Index UKX	MSO	04/22/2024	7,975.00	636,210	6,361
8	FTSE 100 Index UKX	MSO	04/22/2024	8,025.00	636,210	4,342
8	FTSE 100 Index UKX	MSO	04/22/2024	8,100.00	636,210	2,322
8	FTSE 100 Index UKX	MSO	04/22/2024	8,175.00	636,210	1,161
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,775.00	55,372,400	5,945
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,825.00	55,372,400	3,567
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,850.00	55,372,400	2,708
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,925.00	55,372,400	1,097
	TOTAL CALL OPTIONS PURCHASED (Cost - $168,612)					279,875

	PUT OPTIONS PURCHASED - 0.0%(e)(f)
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,650.00	1,016,684	841
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,750.00	1,016,684	1,143
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,800.00	457,508	641
20	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,825.00	1,016,684	1,596
29	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,875.00	1,474,492	3,066
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	4,950.00	457,508	1,573
9	EURO STOXX 50 Price EUR SX5E	MSO	04/22/2024	5,000.00	457,508	2,281
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	126.00	501,516	582
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	129.00	501,516	777
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	131.00	501,516	1,165
72	EURO STOXX Banks Price EUR SX7E	MSO	04/22/2024	132.00	501,516	1,359
8	FTSE 100 Index UKX	MSO	04/22/2024	7,725.00	636,210	1,414
8	FTSE 100 Index UKX	MSO	04/22/2024	7,825.00	636,210	2,878
8	FTSE 100 Index UKX	MSO	04/22/2024	7,875.00	636,210	4,190
8	FTSE 100 Index UKX	MSO	04/22/2024	7,925.00	636,210	6,008
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,600.00	55,372,400	1,929
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,650.00	55,372,400	3,105
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,700.00	55,372,400	4,888
2	Tokyo Stock Exchange Tokyo Stock Price Index TPX	MSO	05/13/2024	2,750.00	55,372,400	7,662
	TOTAL PUT OPTIONS PURCHASED (Cost - $113,937)					47,098
	TOTAL INDEX OPTIONS PURCHASED (Cost - $282,549)					326,973

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.3%(g)
	CALL OPTIONS PURCHASED - 0.2%(g)
166	3 Month SOFR	MS	12/16/2024	96.00	39,603,450	$60,175
34	AUD/USD Euro	MS	04/08/2024	66.00	2,217,310	2,380
34	AUD/USD Euro	MS	04/08/2024	66.50	2,217,310	680
34	AUD/USD Euro	MS	04/08/2024	67.00	2,217,310	340
15	Canadian Dollar	MS	04/08/2024	74.50	1,108,125	450
15	Canadian Dollar	MS	04/08/2024	74.75	1,108,125	225
15	Canadian Dollar	MS	04/08/2024	75.00	1,108,125	75
15	Canadian Dollar	MS	04/08/2024	75.25	1,108,125	75
9	Crude Oilfi)	MS	04/18/2024	79.00	748,530	41,670
9	Crude Oil(f)	MS	04/18/2024	81.00	748,530	27,720
9	Crude Oil(f)	MS	04/18/2024	83.00	748,530	16,650
9	Crude Oil(f)	MS	04/18/2024	85.50	748,530	7,920
157	EURIBOR 3M	MS	12/17/2024	97.75	38,062,688	24,346
34	S&P Emini	MS	04/22/2024	5,350.00	9,024,450	56,950
49	SX5E Dividend	MS	12/23/2024	135.00	850,109	132,041
	TOTAL CALL OPTIONS PURCHASED (Cost - $476,206)					371,697

	PUT OPTIONS PURCHASED - 0.1%(g)
34	AUD/USD Euro	MS	04/08/2024	64.00	2,217,310	680
34	AUD/USD Euro	MS	04/08/2024	65.00	2,217,310	5,780
34	AUD/USD Euro	MS	04/08/2024	65.50	2,217,310	13,260
15	Canadian Dollar	MS	04/08/2024	73.50	1,108,125	750
15	Canadian Dollar	MS	04/08/2024	73.75	1,108,125	1,800
15	Canadian Dollar	MS	04/08/2024	74.00	1,108,125	3,450
15	Canadian Dollar	MS	04/08/2024	74.25	1,108,125	5,700
9	Crude Oil(f)	MS	04/18/2024	70.50	748,530	450
9	Crude Oil(f)	MS	04/18/2024	73.50	748,530	900
9	Crude Oil(f)	MS	04/18/2024	75.50	748,530	1,440
9	Crude Oil(f)	MS	04/18/2024	77.50	748,530	2,610
29	High Grade Copper(f)	MS	05/29/2024	350.00	2,918,125	2,538
65	S&P Emini	MS	04/22/2024	4,700.00	17,252,625	7,313
157	S&P Emini	MS	05/20/2024	5,100.00	41,671,725	241,387
19	U.S. Bond	MS	05/28/2024	119.00	2,282,660	25,234
	TOTAL PUT OPTIONS PURCHASED (Cost - $582,056)					313,292

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $1,058,262)					684,989

	TOTAL INVESTMENTS - 68.2% (Cost $139,033,579)					$141,770,994
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $265,987)					(255,911)
	PUT OPTIONS WRITTEN - (0.0)% (Premiums received - $175,180)					(105,340)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 32.0%					66,524,966
	NET ASSETS - 100.0%					$207,934,709

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%(g)
	CALL OPTIONS WRITTEN - 0.1%(g)
10	Euro-Bund	MS	04/29/2024	$133.00	$1,333,800	$11,435
10	Euro-Bund	MS	04/29/2024	133.50	1,333,800	8,630
10	Euro-Bund	MS	04/29/2024	134.50	1,333,800	4,639
10	Euro-Bund	MS	04/29/2024	135.50	1,333,800	2,481
28	High Grade Copper(f)	MS	05/29/2024	420.00	2,817,500	46,550
34	S&P Emini	MS	04/22/2024	5,460.00	9,024,450	11,305
9	US 10 Year Treasury Note	MS	04/29/2024	111.00	992,250	5,344
9	US 10 Year Treasury Note	MS	04/29/2024	111.50	992,250	3,656
9	US 10 Year Treasury Note	MS	04/29/2024	112.00	992,250	2,391
9	US 10 Year Treasury Note	MS	04/29/2024	113.00	992,250	984
4	US Treasury Bond	MS	04/29/2024	120.00	480,560	6,250
4	US Treasury Bond	MS	04/29/2024	121.00	480,560	4,250
4	US Treasury Bond	MS	04/29/2024	123.00	480,560	1,750
4	US Treasury Bond	MS	04/29/2024	124.00	480,560	1,062
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $95,722)					110,727

	PUT OPTIONS WRITTEN - 0.0%(a)(g)
10	Euro-Bund	MS	04/29/2024	130.00	1,333,800	755
10	Euro-Bund	MS	04/29/2024	131.00	1,333,800	1,726
10	Euro-Bund	MS	04/29/2024	131.50	1,333,800	2,481
10	Euro-Bund	MS	04/29/2024	132.50	1,333,800	5,286
22	High Grade Copper(f)	MS	05/29/2024	380.00	2,213,750	16,500
49	SX5E Dividend	MS	12/23/2024	90.00	850,109	53
9	US 10 Year Treasury Note	MS	04/29/2024	108.50	992,250	844
9	US 10 Year Treasury Note	MS	04/29/2024	109.50	992,250	2,109
9	US 10 Year Treasury Note	MS	04/29/2024	110.00	992,250	3,375
9	US 10 Year Treasury Note	MS	04/29/2024	110.50	992,250	5,062
19	US Treasury Bond	MS	05/28/2024	116.00	2,282,660	9,797
4	US Treasury Bond	MS	04/29/2024	116.00	480,560	625
4	US Treasury Bond	MS	04/29/2024	117.00	480,560	1,125
4	US Treasury Bond	MS	04/29/2024	118.00	480,560	1,938
4	US Treasury Bond	MS	04/29/2024	119.00	480,560	3,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $96,726)					54,676

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $192,448)					165,403

	WRITTEN CURRENCY OPTIONS - 0.0%(a)
	CALL OPTIONS WRITTEN- 0.0%(a)
5,122,000	EURcCHFp	JPPB	04/05/2024	0.969	12,054	26,886
4,610,000	EURcCZKp	JPPB	04/05/2024	25.65	8,800	429
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $20,854)					27,315

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(a)
5,122,000	EURpCHFc 0.9500 04/04/2024	JPPB	04/05/2024	0.95	12,054	$5
4,610,000	EURpCZKc 25.190 04/04/2024	JPPB	04/05/2024	25.19	8,800	2,659
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $20,854)					2,664

	TOTAL CURRENCY OPTIONS WRITTEN (Proceeds - $41,708)					29,979

	WRITTEN INDEX OPTIONS - 0.1%(e)
	CALL OPTIONS WRITTEN - 0.1%(e)
400	Chicago Board Options Exchange VIX US	MSO	04/18/2024	15.00	520,400	27,600
400	Chicago Board Options Exchange VIX US	MSO	04/18/2024	16.00	520,400	18,800
400	Chicago Board Options Exchange VIX US	MSO	04/18/2024	18.00	520,400	12,400
400	Chicago Board Options Exchange VIX US	MSO	04/18/2024	21.00	520,400	7,600
142	EURO STOXX 50 Price EUR SX5E(f)	MSO	05/20/2024	5,225.00	7,218,456	28,951
142	EURO STOXX 50 Price EUR SX5E(f)	MSO	05/20/2024	5,250.00	7,218,456	22,518
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $149,411)					117,869

	PUT OPTIONS WRITTEN - 0.0%(e)
400	Chicago Board Options Exchange	MSO	04/18/2024	12.50	520,400	2,800
400	Chicago Board Options Exchange	MSO	04/18/2024	13.50	520,400	14,000
400	Chicago Board Options Exchange	MSO	04/18/2024	13.00	520,400	6,400
400	Chicago Board Options Exchange	MSO	04/18/2024	14.00	520,400	24,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $57,600)					48,000

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $207,011)					165,869

OPEN FUTURES CONTRACTS
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Appreciation (Depreciation)
41	CBOE Volatility Index Future	04/17/2024	$589,117	$(6,744)
62	CBOT 5 Year US Treasury Note	06/28/2024	6,634,969	(1,559)
50	CBOT 10 Year US Treasury Note	06/18/2024	5,539,844	10,619
26	CBOT Soybean Meal Future(f)	05/14/2024	878,020	(29,570)
46	CME Canadian Dollar Currency Future	06/18/2024	3,401,240	7,979
2	CME E-Mini NASDAQ 100 Index Future	06/21/2024	739,000	(1,767)
12	CME E-mini Russell 2000 Index Futures	06/21/2024	1,287,540	16,420
114	CME E-Mini Standard & Poor’s 500 Index Future	06/21/2024	30,258,450	606,045
157	CME Japanese Yen Currency Future	06/17/2024	13,120,294	(20,411)
31	CME Lean Hogs Future(f)	06/14/2024	1,257,980	(6,953)
33	CME Live Cattle Future(f)	06/28/2024	2,379,300	(44,810)
84	CME Mexican Peso Currency Future	06/17/2024	2,496,900	17,952
7	CME Norwegian Krone Currency Future	06/17/2024	1,292,760	(13,300)
6	CME Swedish Krona Currency Future	06/17/2024	1,124,880	(12,778)
3	COMEX Copper Future(f)	05/29/2024	300,525	(5,500)
36	COMEX Gold 100 Troy Ounces Future(f)	06/26/2024	8,058,240	99,610

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS (Continued)
Number of				Value and Unrealized
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Appreciation (Depreciation)
15	COMEX Silver Future(f)	05/29/2024	$1,868,700	$15,325
7	E-mini Dow Jones Industrial Average Index Futures	06/21/2024	1,406,160	30,135
16	Eurex 2 Year Euro SCHATZ Future	06/06/2024	1,824,380	85
64	Eurex 5 Year Euro BOBL Future	06/06/2024	8,163,970	23,694
4	Eurex 30 Year Euro BUXL Future	06/06/2024	585,976	3,109
240	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/19/2025	4,168,285	550,365
25	Eurex Stoxx Europe 600 Futures	06/21/2024	688,781	11,386
22	Euronext CAC 40 Index Future	04/19/2024	1,951,640	22,162
103	Euronext Milling Wheat Future(f)	05/10/2024	1,130,556	15,802
1	EUX Short term Euro-BTP Futures	06/06/2024	114,218	77
11	French Government Bond Futures	06/06/2024	1,520,895	5,771
15	FTSE 100 Index Future	06/21/2024	1,512,249	24,958
5	FTSE/MIB Index Future	06/21/2024	922,330	21,691
1	HKG Hang Seng Index Future	04/29/2024	105,853	(371)
27	ICE Gas Oil Future(f)	05/10/2024	2,181,600	39,125
13	IFSC NIFTY 50 Index Futures	04/25/2024	584,519	4,874
8	KCBT Hard Red Winter Wheat Future(f)	05/14/2024	234,100	2,488
5	KFE 3 Year Treasury Bond Future	06/18/2024	388,607	189
4	KFE 10 Year Treasury Bond Future	06/18/2024	336,770	1,404
24	KFE KOSPI 200 Index Future	06/13/2024	1,670,954	40,042
2	LME Copper Future(f)	05/13/2024	441,327	(1,766)
6	LME Primary Aluminum Futur(f)	05/13/2024	348,147	6,476
2	LME Zinc Future(f)	05/13/2024	121,035	(6,707)
198	Long Gilt Future	06/26/2024	24,974,594	379,884
8	MEFF Madrid IBEX 35 Index Future	04/19/2024	955,090	47,888
18	Mini-DAX Futures	06/21/2024	1,822,913	54,320
11	Montreal Exchange S&P/TSX 60 Index Future	06/20/2024	2,178,851	27,451
6	MSCI World Index Futures USD NTR	06/21/2024	654,360	7,685
8	NYBOT CSC C Coffee Future(f)	05/20/2024	566,550	5,456
7	NYBOT CSC Cocoa Future(f)	05/15/2024	683,620	298,531
11	NYBOT CTN Number 2 Cotton Future(f)	05/08/2024	502,590	(23,350)
141	NYMEX Henry Hub Natural Gas Futures(f)	04/26/2024	2,485,830	(91,902)
4	NYMEX Light Sweet Crude Oil Future(f)	04/22/2024	332,680	7,350
5	NYMEX NY Harbor ULSD Futures(f)	04/30/2024	550,767	3,732
58	NYMEX Platinum Future(f)	07/29/2024	2,671,190	6,351
44	OML Stockholm OMXS30 Index Future	04/19/2024	1,037,546	10,371
125	OSE Nikkei 225 mini Future	06/13/2024	3,321,741	63,326
16	Robusta Coffee Future 10-Tonne(f)	05/24/2024	556,640	54,620
43	SFE 10 Year Australian Bond Future	06/17/2024	3,266,493	17,918
14	SFE S&P ASX Share Price Index 200 Future	06/20/2024	1,813,404	46,974
13	SGX MSCI Singapore Index Future	04/29/2024	280,034	(1,598)
1	TSE Japanese 10 Year Bond Futures	06/13/2024	963,610	1,458
91	TSE TOPIX (Tokyo Price Index) Future	06/13/2024	16,527,258	363,586
5	TTF Natural Gas Base Load Monthly Futures(f)	04/29/2024	109,714	(5,310)
26	Ultra 10-Year US Treasury Note Futures	06/18/2024	2,979,844	19,609
	TOTAL LONG FUTURES CONTRACTS			2,719,897

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Appreciation (Depreciation)
6	Carbon Emissions Future(f)	12/16/2024	$400,000	$17,716
73	CBOE Volatility Index Future	05/22/2024	1,125,551	52,701
130	CBOT 2 Year US Treasury Note Future	06/28/2024	26,582,969	5,027
64	CBOT Corn Future(f)	05/14/2024	1,414,400	(27,471)
5	CBOT Soybean Future(f)	05/14/2024	297,875	(5,087)
9	CBOT Soybean Oil Future(f)	05/14/2024	258,930	(11,154)
9	CBOT US Treasury Bond Futures	06/18/2024	1,083,938	(4,719)
8	CBOT Wheat Future(f)	05/14/2024	224,100	(5,375)
75	CME Australian Dollar Currency Future	06/17/2024	4,899,750	13,144
222	CME British Pound Currency Future	06/17/2024	17,519,963	75,202
49	CME Euro Foreign Exchange Currency Future	06/17/2024	6,628,169	19,007
13	CME Feeder Cattle Future(f)	05/23/2024	1,616,550	56,699
11	CME New Zealand Dollar Currency Future	06/17/2024	657,250	(1,627)
70	CME Swiss Franc Currency Future	06/17/2024	9,784,250	57,329
70	Eurex 10 Year Euro BUND Future	06/06/2024	10,071,845	(31,985)
113	Eurex EURO STOXX 50 Future	06/21/2024	6,149,784	(76,809)
160	Eurex EURO STOXX Banks Index Future	06/21/2024	1,168,501	(17,625)
159	EURO STOXX Banks Index Dividend Futures	12/19/2025	774,417	(175,967)
253	EURO STOXX Banks Index Dividend Futures	12/18/2026	1,165,383	(123,978)
73	Euro-BTP Italian Bond Futures	06/06/2024	9,371,877	(5,311)
53	FVSA index - Mini-Futures on VSTOXX	04/17/2024	80,901	(1,003)
2	HKG Hang Seng China Enterprises Index Future	04/29/2024	74,282	439
17	ICE Brent Crude Oil Future(f)	04/30/2024	1,479,000	(18,020)
1	LME Lead Future(f)	05/13/2024	51,140	(741)
1	LME Nickel Future(f)	05/13/2024	99,973	2,501
2	MGE Red Wheat Future(f)	05/14/2024	64,500	2,140
67	Montreal Exchange 10 Year Canadian Bond Future	06/19/2024	5,952,939	(7,674)
19	NYBOT CSC Number 11 World Sugar Future(f)	04/30/2024	479,226	6,238
3	NYMEX Palladium Future(f)	06/26/2024	306,450	(8,300)
8	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	04/30/2024	914,122	(13,209)
5	SAFEX FTSE/JSE Top 40 Index Future	06/20/2024	181,956	(5,795)
29	Ultra U.S. Treasury Bond Futures	06/18/2024	3,741,000	(50,362)
139	WCE Canola Future(f)	05/14/2024	1,285,711	8,130
4	White Sugar Future(f)	04/15/2024	130,500	(5,000)
	TOTAL SHORT FUTURES CONTRACTS			(280,939)

	TOTAL OPEN FUTURES CONTRACTS			2,438,958

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	04/02/2024	JPPB	28,522	$35,998	$7
Euro	04/02/2024	JPPB	18,215	19,649	(51)
Australian Dollar	04/03/2024	JPPB	14,337	9,343	10
Czech Koruna	04/30/2024	JPPB	25,364,703	1,081,347	131
Hungarian Forints	04/30/2024	JPPB	22,021,606	60,219	219
Mexican Peso	04/30/2024	JPPB	41,007,740	2,455,865	10,463
Norwegian Krone	04/30/2024	JPPB	1,283,506	118,305	(1,694)
Polish Zloty	04/30/2024	JPPB	10,297,068	2,577,036	(775)
Singapore Dollar	04/30/2024	JPPB	2,782,486	2,063,428	(7,572)
South African Rand	04/30/2024	JPPB	1,893,992	99,770	(230)
Swedish Krona	04/30/2024	JPPB	19,097,203	1,785,815	(26,281)
Swiss Franc	04/30/2024	JPPB	332,527	369,868	(1,770)
Chinese Yuan	04/30/2024	JPPB	1,857,741	256,173	173
Brazilian Real	06/20/2024	JPPB	20,669,138	4,091,107	(21,640)
Indian Rupee	06/20/2024	JPPB	753,922,344	9,018,988	(40,860)
Indonesia Rupiah	06/20/2024	JPPB	4,007,125,496	251,900	(1,757)
Philippine Peso	06/20/2024	JPPB	29,260,772	520,357	(2,210)
South Korean Won	06/20/2024	JPPB	3,674,817,579	2,734,156	(54,135)
Taiwanese Dollar	06/20/2024	JPPB	110,794,127	3,475,887	(17,113)
Thailand Baht	06/20/2024	JPPB	79,353,933	2,185,344	(15,727)
Chilean Peso	06/21/2024	JPPB	333,963,941	339,853	(9,156)
Egyptian Pound	06/24/2024	JPPB	10,884,250	229,623	8,623
Egyptian Pound	12/18/2024	JPPB	11,504,040	242,698	20,698
				34,022,729	(160,647)

To Sell:
Euro	04/02/2024	JPPB	46,743	50,424	132
Chinese Yuan	04/30/2024	JPPB	120,565,453	16,625,361	(20,645)
Czech Koruna	04/30/2024	JPPB	12,204,036	520,282	(282)
Hungarian Forints	04/30/2024	JPPB	54,688,446	149,548	(740)
Mexican Peso	04/30/2024	JPPB	5,230,485	313,242	(1,099)
Norwegian Krone	04/30/2024	JPPB	2,709,619	249,756	1,915
Polish Zloty	04/30/2024	JPPB	39,733	9,944	56
Singapore Dollar	04/30/2024	JPPB	720,212	534,093	515
South African Rand	04/30/2024	JPPB	14,031,005	739,110	(2,871)
Swedish Krona	04/30/2024	JPPB	3,150,734	294,631	2,427
Brazilian Real	06/20/2024	JPPB	3,249,389	643,162	2,448
Indian Rupee	06/20/2024	JPPB	161,091,522	1,927,098	(972)
Indonesia Rupiah	06/20/2024	JPPB	17,494,575,532	1,099,761	21,069
Philippine Peso	06/20/2024	JPPB	9,602,151	170,759	2,202
South Korean Won	06/20/2024	JPPB	2,561,238,447	1,905,625	23,834
Taiwanese Dollar	06/20/2024	JPPB	76,379,207	2,396,206	40,942
Thailand Baht	06/20/2024	JPPB	198,843,157	5,475,982	75,172
Chilean Peso	06/21/2024	JPPB	1,427,500,660	1,452,673	23,749
				34,557,657	167,852
Total					$7,205

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

		Settlement		Local Currency Amount	Local Currency Amount	U.S. Dollar Market	U.S. Dollar Market	Unrealized Appreciation/
Foreign Currency		Date	Counterparty	Purchased Sell	Purchased Sell	Value Buy	Value Sell	(Depreciation)
To Buy:	To Sell:
Czech Koruna	Euro	4/8/2024	JPPB	40,514,730	1,601,000	$1,727,504	$(1,727,493)	$11
Czech Koruna	Euro	4/30/2024	JPPB	25,879,125	1,018,063	1,103,277	(1,099,470)	3,807
Euro	Hungarian Forints	4/30/2024	JPPB	1,036,725	413,215,720	1,119,624	(1,129,956)	(10,332)
Hungarian Forints	Euro	4/30/2024	JPPB	205,089,548	518,000	560,827	(559,420)	1,407
				272,520,128	416,352,783	$4,511,232	$4,516,339	$(5,107)

CREDIT DEFAULT SWAP AGREEMENTS
		Fixed Deal				Amortized Upfront	Unrealized
Description	Counterparty	(Pay) Rate	Maturity Date	Notional Value	Fair Value	Payments Paid	Appreciation
Markit CDX EM 41^	JPM	1.00%	6/20/2029	$(2,600,000)	(78,694)	(85,236)	$6,542
Markit CDX NA IG 42^	JPM	1.00%	6/20/2029	(6,000,000)	137,533	130,261	7,272
Markit ITRAXX Europe Crossover 41^	CIT	5.00%	6/20/2029	985,000	(95,334)	(98,946)	3,612
Markit ITRAXX Europe 41^	JPM	1.00%	6/20/2029	(4,800,000)	115,799	112,791	3,008
TOTAL							$20,434

^	Sell protection.

DISPERSION SWAP AGREEMENTS
						Unrealized Appreciation/
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	(Depreciation)
Equity Volatility	JPM	U.S. Equity Volatility	U.S. Equity Volatility	9/20/2024	8,000	$(6,715)
SPX Index	UBS	Stock Basket Volatility	Index Volatility	1/17/2025	20,000	(32,070)
SPX Index	BAML	Stock Basket Volatility	Index Volatility	1/17/2025	20,000	62,999
SPX Index	HSBC	Stock Basket Volatility	Index Volatility	1/17/2025	20,000	21,398
SPX Index	BAR	Stock Basket Volatility	Index Volatility	1/17/2025	20,000	(1,287)
SPX Index	UBS	Stock Basket Volatility	Index Volatility	1/17/2025	25,000	5,932
SX5E Index	MS	Stock Basket Volatility	Index Volatility	12/20/2024	10,000	8,478
SX5E Index	MS	Stock Basket Volatility	Index Volatility	12/20/2024	10,000	10,053
SX5E Index	JPM	Stock Basket Volatility	Index Volatility	6/20/2025	10,000	(16,258)
TOTAL						$52,530

*	Pays annually.

INTEREST RATE SWAPS^
		Payment				Amortized Upfront Payments	Unrealized Appreciation/
Rate Paid	Rate Received	Frequency	Maturity Date	Notional Value	Fair Value	Paid/(Received)	(Depreciation)
2.3275	USD – CPI	Annually	2/7/2029	$10,122,600	$73,166	$74,912	$(1,746)
EUR - EXT	2.1079	Annually	2/15/2029	2,143,100	(3,404)	1,988	(5,392)
0.3230	JPY - TONAR	Annually	12/6/2025	4,167,770,640	7,970	3,572	4,398
CHF - SARON	1.5120	Annually	6/21/2024	20,510,900	4,443	—	4,443
3.5053	USD – CORRA	Annually	2/17/2028	19,422,100	31,641	40,941	(9,300)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

INTEREST RATE SWAPS (Continued)^
		Payment				Amortized Upfront Payments	Unrealized Appreciation/
Rate Paid	Rate Received	Frequency	Maturity Date	Notional Value	Fair Value	Paid/(Received)	(Depreciation)
CHF - SARON	1.1408	Annually	6/19/2034	$2,132,100	$(1,151)	$(12,177)	$11,026
INR - MIBOR	6.2300	Semi-annually	6/19/2029	132,282,900	(6,150)	498	(6,648)
THB - THOR	2.1910	Quarterly	6/19/2029	77,000,000	1,681	2,114	(433)
0.5390	JPY – TONAR	Annually	6/19/2029	332,136,900	(1,327)	1,322	(2,649)
0.3190	JPY – TONAR	Annually	6/19/2026	2,480,120,600	4,772	4,941	(169)
1.4890	JPY – TONAR	Annually	6/19/2064	80,000,000	3,839	(34)	3,873
JPY - TONAR	1.4736	Annually	6/19/2054	67,599,200	(3,019)	—	(3,019)
AUD – BILLS	3.7700	Semi-annually	12/19/2025	16,126,800	(21,105)	(27,632)	6,527
MXN - TIIE	8.6495	Monthly	1/29/2026	191,537,200	(41,754)	(2,425)	(39,329)
CNY - CNREPOFIX	2.1100	Quarterly	6/19/2029	33,366,000	(1,638)	1,013	(2,651)
NZD - BILLS	4.3560	Semi-annually	6/19/2034	1,175,900	1,026	76	950
NZD - BILLS	4.2870	Semi-annually	6/19/2029	7,060,300	11,762	563	11,199
GBP - SONIA	4.3240	Annually	6/19/2026	6,256,500	16,374	6,082	10,292
GBP - SONIA	3.7840	Annually	6/19/2029	995,400	3,698	(5)	3,703
3.6570	NOK – NIBOR	Semi-annually	6/19/2034	27,149,600	6,194	6,506	(312)
PLN - WIBOR	4.7440	Annually	6/19/2029	15,858,200	(20,854)	(13,572)	(7,282)
9.4760	ZAR – JIBAR	Quarterly	6/19/2034	109,058,600	143,474	116,560	26,914
NZD - BILLS	4.7020	Semi-annually	6/19/2026	20,845,200	21,353	8,014	13,339
4.9440	CLP – TNA	Semi-annually	6/21/2034	972,522,600	15,125	5,390	9,735
8.4900	MXN – TIIE	Monthly	6/7/2034	26,061,300	18,573	4,642	13,931
MXN – TIIE	9.2720	Monthly	6/17/2026	202,625,700	(33,926)	(24,937)	(8,989)
8.4910	MXN – TIIE	Monthly	6/13/2029	47,251,100	22,833	627	22,206
SEK – STIBOR	2.8841	Annually	6/19/2026	63,042,000	(17,777)	(14,555)	(3,222)
AUD – BBR	4.1462	Semi-annually	6/19/2026	2,693,600	3,956	—	3,956
6.4240	HUF – BUBOR	Semi-annually	6/19/2029	496,314,700	(3,493)	—	(3,493)
TOTAL							$51,858

^	Counterparty is J.P. Morgan Investment Bank.

TOTAL RETURN SWAPS*
					Unrealized
					Appreciation/
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	(Depreciation)
ADNOC Drilling Company	MS	$137,903	Pay SOFR + 1.150%	11/15/2030	$894
Air China Ltd.	JPM	1,023,379	Receive HONIA - 0.350%	9/21/2030	6,199
Alchip Technologies, Inc.	MS	124,483	Pay SOFR + 0.750%	3/15/2030	(15,242)
All Ring Tech Company Ltd.	MS	7,510	Pay SOFR + 0.750%	3/15/2030	(20)
BBUXALC[1]	JPM	355,396	N/A	3/9/2051	667
BCIIACTM[2]	BAR	2,386,870	Receive SOFR - 0.260%	6/15/2030	(100,642)
BCIICAPG[3]	BAR	611,855	Receive SOFR - 0.200%	8/15/2030	(8,380)
BCIICOAL[4]	BAR	81,906	Pay SOFR - 0.380%	9/15/2030	4,333
BCIICOPP[5]	BAR	420,170	Receive SOFR - 0.380%	2/23/2024	(14,594)
BCIIDISC[6]	BAR	980,024	Receive SOFR - 0.250%	7/15/2030	(35,764)
BCIIEUBK[7]	BAR	495,652	Pay ESTR + 0.300%	2/15/2030	11,396
BCIIFFOD[8]	BAR	2,144,123	Receive SOFR - 0.300%	4/15/2030	(49,588)
BCIIJPNB[9]	BAR	391,632,186	Pay TONAR + 0.080%	2/15/2030	73,012
BCIIPRIV[10]	BAR	2,757,226	Pay SOFR + 0.250%	4/15/2030	94,052
BCIIREFN[11]	BAR	385,961	Pay SOFR + 0.300%	1/15/2030	8,836
BCIISHDF[12]	BAR	1,156,571	Pay ESTR + 0.300%	2/15/2030	107,039
BCIISOXX[13]	BAR	2,487,042	Receive SOFR - 0.350%	9/15/2030	(46,871)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAPS (Continued)*
					Unrealized
					Appreciation/
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	(Depreciation)
BCIISTEL[14]	BAR	1,042,049	Receive SOFR - 0.250%	7/15/2030	(22,589)
BCIIUSBA[15]	BAR	906,912	Receive SOFR - 0.300%	2/15/2030	(53,907)
BCIIWMAH[16]	BAR	1,856,209	Pay SOFR + 0.200%	12/15/2030	20,571
Bloomberg Commodity ex-Agriculture and Livestock Capped Index	JPM	5,780,203	Pay Performance	3/9/2051	(29,123)
CGFCAWIN[17]	CIT	2,494,766	Pay OBFR + 0.380%	8/10/2030	(45,176)
CGFCBVRG[18]	CIT	2,236,993	Receive OBFR - 0.250%	10/10/2030	9,296
CGFCGROY[19]	CIT	208,684	Receive OBFR - 0.250%	4/10/2030	(11,200)
CGFCITDS[20]	CIT	299,631	Receive SOFR - 0.350%	7/10/2030	13,925
CGFCJPBK[21]	CIT	85,726,222	Pay TONA + 0.100%	8/21/2030	2,324
CGFCWHEH[22]	CIT	418,911	Receive OBFR - 0.250%	7/10/2030	4,270
CGFOOILP[23]	CIT	962,458	Receive OBFR - 0.150%	7/10/2030	(36,868)
CGFOREIT[24]	CIT	164,005	Receive OBFR - 0.050%	12/10/2030	(7,029)
CGNAECOM[25]	CIT	10,413	Receive OBFR - 4.050%	3/10/2030	8
China Eastern Airlines Company	JPM	273,203	Receive HONIA - 4.250%	9/21/2030	1,346
CPFL Energia SA	MS	80,165	Pay BRL 1D + 0.500%	12/15/2030	520
EVA Airways Corporation	JPM	99,462	Receive OBFR - 4.375%	9/21/2030	(1,080)
Gold Circuit Electronics Ltd.	MS	16,843	Pay SOFR + 0.750%	3/15/2030	400
GSGLPHRE[26]	GS	2,032,166	Receive SOFR + 0.500%	2/21/2030	(69,738)
GSMBATDM[27]	GS	2,127,057	Pay SOFR + 0.450%	12/21/2030	(66,674)
GSMBHLUX[28]	GS	924,370	Receive SOFR - 0.400%	9/21/2030	(4,376)
GSMBLITH[29]	GS	742,112	Receive SOFR - 1.350%	9/21/2030	(5,020)
GSMBLUXE[30]	GS	738,551	Pay SOFR + 0.400%	8/21/2030	(449)
GSMBOILR[31]	GS	407,092	Pay SOFR + 0.350%	1/21/2030	9,328
GSMBSLVP[32]	GS	1,269,395	Receive SOFR - 0.450%	2/21/2030	(102,112)
GSMBTITA[33]	GS	255,822	Pay SOFR + 0.300%	1/21/2030	2,020
GSMBWHEL[34]	GS	1,046,808	Receive SOFR - 0.250%	1/21/2030	(11,187)
GSMBWIH1[35]	GS	2,060,418	Receive SOFR - 0.250%	3/21/2030	2,695
JBS S/A	JPM	832,569	Receive BRL 1D - 4.000%	6/21/2030	12,531
JPFCITSV[36]	JPM	584,370	Receive OBFR - 0.300%	3/21/2030	(8,637)
JPFUMEDA[37]	JPM	736,106	Pay OBFR + 0.400%	1/21/2030	(22,331)
JPFUNOI1[38]	JPM	412,357	Receive OBFR - 0.650%	3/21/2030	(7,955)
JPFUOMED[39]	JPM	$1,689,961	Receive OBFR - 0.500%	3/21/2030	$(47,745)
JPFURU1[40]	JPM	1	Pay OBFR	3/30/2030	(1)
JPFUSHP2[41]	JPM	878,147	Receive OBFR - 1.470%	6/21/2030	3,366
JPFUSOEC[42]	JPM	328,493	Receive OBFR - 0.750%	3/21/2030	9,233
JPGLAG[43]	JPM	650,555	Pay OBFR + 0.250%	3/21/2030	7,560
JPGWIN[44]	JPM	1,269,250	Receive OBFR - 0.250%	3/21/2030	(11,926)
JPMOLAG[45]	JPM	1,396,273	Pay OBFR + 0.250%	3/21/2030	17,839
JPMOWIN[46]	JPM	453,986	Receive OBFR - 0.250%	3/21/2030	1,111
JPQLAG[47]	JPM	1,537,199	Pay OBFR + 0.250%	3/21/2030	25,391
JPQWIN[48]	JPM	2,182,691	Receive OBFR - 0.250%	3/21/2030	3,393
JPTAOBRL[49]	JPM	1,606,438	Pay ID Rate + 0.500%	6/21/2030	(360)
JPTASHTE[50]	JPM	858,132	Pay OBFR + 0.020%	11/21/2030	9,942
JPVLAG[51]	JPM	420,803	Receive OBFR - 0.250%	4/21/2030	(9,948)
JPVWIN[52]	JPM	422,707	Pay OBFR + 0.250%	4/21/2030	10,997
MSFDRUS I53	MS	38,427,193	N/A	7/15/2030	213,707
Neoenergia	MS	145,132	Pay BRL 1D + 0.500%	12/15/2030	(435)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAPS (Continued)*
					Unrealized
					Appreciation/
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	(Depreciation)
Qatar Gas Transport Company Ltd.	MS	60,095	Pay SOFR + 1.150%	6/21/2030	(1,344)
Samsung Electronics Company Ltd.	MS	39,130	Pay SOFR + 0.750%	3/21/2030	1,739
Samsung Heavy Industries Company, Ltd.	MS	49,961	Pay SOFR + 0.750%	11/15/2030	(2,259)
Sao Martinho S/A	MS	51,014	Pay ID Rate + 1.500%	9/20/2030	938
SK Hynix, Inc.	MS	115,472	Pay SOFR + 0.750%	3/21/2030	6,598
Taiwan Semiconductor Manufacturing Company Ltd.	MS	55,229	Pay SOFR + 0.750%	3/21/2030	(535)
Wiwynn Corporation	MS	41,332	Pay SOFR + 0.750%	3/15/2030	(1,344)
TOTAL					$(154,973)

*	No upfront premiums paid on the Total Return Swaps. Each swap pays monthly.

Definitions

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

Counterparty Definitions

BAML	Bank of America Merrill Lynch

BAR	Barclays

CIT	Citigroup

GS	Goldman Sachs

HSBC	HSBC Securities

Counterparty Definitions (Continued)

JPM	JP Morgan

MER	Merrill Lynch

MS	Morgan Stanley

UBS	UBS

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Foreign issued security.

(d)	Correlation swap option – option gives the right to the Fund to short correlation swap.

(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.

(f)	All or a portion of this investment is a holding of the Fulcrum Diversified Absolute Return Fund CFC.

(g)	Each contract is equivalent to one futures contract.

(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

[1]	BBUXALC Index.

[2]	BCIIACTM is a custom basket of investment management stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[3]	BCIICAPG is a custom basket of U.S. construction stocks.

[4]	BCIICOAL is a custom basket of base metal and coal stocks.

[5]	BCIICOPP is a custom basket of base metal and coal stocks.

[6]	BCIIDISC is a custom basket of U.S. housing stocks.

[7]	BCIIEUBK is a custom basket of global bank stocks.

[8]	BCIIFFOD is a custom basket of consumer trends sector stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[9]	BCIIJPNB is a custom basket of Japanese bank stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[10]	BCIIPRIV is a custom basket of global financial stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[11]	BCIIREFN is a custom basket of energy stocks.

[12]	BCIISHDF is a custom basket of defense stocks.

[13]	BCIISOXX is a custom basket of technology stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[14]	BCIISTEL is a custom basket of base metal and coal stocks.

[15]	BCIIUSBA is a custom basket of global financial stocks.

[16]	BCIIWMAH is a custom basket of chemical industry stocks.

[17]	CGFCAWIN is a custom basket of technology stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[18]	CGFCBVRG is a custom basket of consumer trends and short processed food stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[19]	CGFCGROY is a custom basket of gold stocks.

[20]	CGFCITDS is a custom basket of technology stocks.

[21]	CGFCJPBK is a custom basket of global financial and bank stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[22]	CGFCWHEH is a custom basket of healthcare stocks.

[23]	CGFOOILP is a custom basket of global energy and oil stocks.

[24]	CGFOREIT is a custom basket of real estate company stocks.

[25]	CGNAECOM is a custom basket of consumer trends stocks.

[26]	GSGLPHRE is a custom basket of consumer trends stocks.

[27]	GSMBATDM is a custom basket of consumer trends stocks. The components of the basket as of March 31, 2024 are shown on the following pages.

[28]	GSMBHLUX is a custom basket of consumer trends stocks.

[29]	GSMBLITH is a custom basket of auto company stocks.

[30]	GSMBLUXE is a custom basket of consumer trends stocks.

[31]	GSMBOILR is a custom basket of energy stocks.

[32]	GSMBSLVP is a custom basket of gold stocks.

[33]	GSMBTITA is a custom basket of chemical stocks.

[34]	GSMBWHEL is a custom basket of U.S. healthcare stocks.

[35]	GSMBWIH1 is a custom basket of technology stocks.

[36]	JPFCITSV is a custom basket of technology stocks.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

[37]	JPFUMEDA is a custom basket of technology company stocks.

[38]	JPFUNOI1 is a custom basket of energy stocks.

[39]	JPFUOMED is a custom basket of technology company stocks.

[40]	JPFURU1 I is a custom basket of metal and coal stocks.

[41]	JPFUSHP2 is a custom basket of shipping company stocks.

[42]	JPFUSOEC is a custom basket of Chinese company stocks.

[43]	JPGLAG Index.

[44]	JPGWIN Index.

[45]	JPMOLAG Index.

[46]	JPMOWIN Index.

[47]	JPQLAG Index.

[48]	JPQWIN Index. The components of the index as of March 31, 2024 are shown on the following pages.

[49]	JPTAOBRL is a custom basket of Brazilian company stocks.

[50]	JPTASHTE Index.

[51]	JPVLAG Index.

[52]	JPVWIN Index.

[53]	MSFDRUS I – The components of the basket as of March 31, 2024 are shown on the following pages.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIACTM Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Janus Henderson Group PLC	(9,101)	$(299,313)	12.01%
T Rowe Price Group, Inc.	(2,245)	(273,733)	10.98%
Invesco Ltd.	(16,046)	(266,204)	10.68%
Franklin Resources, Inc.	(8,826)	(248,108)	9.95%
Artisan Partners Asset Management, Inc.	(4,683)	(214,337)	8.60%
Abrdn PLC	(94,059)	(167,546)	6.72%
Affiliated Managers Group, Inc.	(657)	(109,971)	4.41%
Schroders PLC	(21,117)	(100,398)	4.03%
Alliancebernstein Holding LP	(2,838)	(98,589)	3.95%
Amundi SA	(1,409)	(96,770)	3.88%
Federated Hermes, Inc.	(2,501)	(90,342)	3.62%
Cohen & Steers, Inc.	(879)	(67,622)	2.71%
StepStone Group, Inc.	(1,678)	(59,963)	2.41%
Victory Capital Holdings, Inc.	(1,335)	(56,634)	2.27%
Virtus Investment Partners, Inc.	(220)	(54,547)	2.19%
Virtu Financial, Inc.	(2,602)	(53,388)	2.14%
Magellan Financial Group Ltd.	(7,919)	(51,036)	2.05%
IGM Financial, Inc.	(1,746)	(45,037)	1.81%
Anima Holding SpA	(8,323)	(39,509)	1.58%
Brightsphere Investment Group, Inc.	(1,565)	(35,734)	1.43%
DWS Group GmbH & Company KgaA	(622)	(27,352)	1.10%
Bridgepoint Group PLC	(7,310)	(24,013)	0.96%
Ashmore Group PLC	(5,285)	(13,058)	0.52%
		$(2,493,204)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIFFOD Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Hershey Company (The)	(586)	$(113,897)	5.18%
Danone SA	(1,580)	(102,069)	4.64%
Unilever PLC	(1,751)	(87,880)	4.00%
Keurig Dr Pepper, Inc.	(2,792)	(85,616)	3.89%
Kellogg Company	(1,485)	(85,092)	3.87%
McCormick & Company, Inc.	(1,018)	(78,195)	3.56%
Kraft Heinz Company (The)	(2,112)	(77,930)	3.54%
Campbell Soup Company	(1,724)	(76,627)	3.48%
General Mills, Inc.	(1,083)	(75,793)	3.45%
Conagra Brands, Inc.	(2,529)	(74,961)	3.41%
J M Smucker Company (The)	(590)	(74,212)	3.38%
Utz Brands, Inc.	(3,944)	(72,728)	3.31%
TreeHouse Foods, Inc.	(1,848)	(71,985)	3.27%
Coca-Cola Company (The)	(1,168)	(71,475)	3.25%
Constellation Brands, Inc.	(253)	(68,711)	3.12%
PepsiCo, Inc.	(382)	(66,891)	3.04%
Nestlé S.A.	(611)	(64,890)	2.95%
Dollar Tree, Inc.	(464)	(61,750)	2.81%
Reckitt Benckiser Group PLC	(1,070)	(60,956)	2.77%
Tootsie Roll Industries, Inc.	(1,819)	(58,241)	2.65%
Mondelez International, Inc., Class A	(804)	(56,256)	2.56%
Flowers Foods, Inc.	(2,317)	(55,033)	2.50%
Barry Callebaut AG	(38)	(55,007)	2.50%
Hormel Foods Corporation	(1,537)	(53,625)	2.44%
Sysco Corporation	(635)	(51,561)	2.35%
J & J Snack Foods Corporation	(350)	(50,554)	2.30%
Tate & Lyle PLC	(5,468)	(42,625)	1.94%
Chocoladefabriken Lindt & Spruengli AG	(3)	(39,736)	1.81%
Saputo, Inc.	(2,011)	(39,584)	1.80%
JDE Peet’s NV	(1,579)	(33,155)	1.51%
Post Holdings, Inc.	(298)	(31,717)	1.44%
Lancaster Colony Corporation	(146)	(30,382)	1.38%
Orkla ASA	(3,958)	(27,903)	1.27%
Lamb Weston Holdings, Inc.	(239)	(25,404)	1.16%
WK Kellogg Company	(1,260)	(23,691)	1.08%
Colgate-Palmolive Company	(248)	(22,314)	1.01%
Hain Celestial Group, Inc. (The)	(2,496)	(19,615)	0.89%
B&G Foods, Inc.	(937)	(10,723)	0.49%
		$(2,198,784)	100.00%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

The following table represents the individual positions and related values of underlying securities of the BCIIJPNB Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Mitsubishi UFJ Financial Group, Inc.	26,808	$271,763	10.22%
Sumitomo Mitsui Financial Group, Inc.	3,684	214,901	8.08%
Resona Holdings, Inc.	34,043	209,535	7.88%
Mizuho Financial Group, Inc.	10,457	206,355	7.76%
Chiba Bank Ltd. (The)	23,896	198,453	7.46%
Sumitomo Mitsui Trust Holdings, Inc.	8,984	193,299	7.27%
Concordia Financial Group Ltd.	37,909	190,070	7.15%
Fukuoka Financial Group, Inc.	5,553	147,710	5.55%
Mebuki Financial Group, Inc.	37,039	121,304	4.56%
Shizuoka Financial Group, Inc.	12,260	116,265	4.37%
Yamaguchi Financial Group, Inc.	11,267	113,996	4.29%
77 Bank Ltd. (The)	3,796	100,912	3.79%
Kyushu Financial Group, Inc.	13,662	100,556	3.78%
Hirogin Holdings, Inc.	10,563	75,553	2.84%
Nishi-Nippon Financial Holdings, Inc.	4,225	52,706	1.98%
Shiga Bank, Ltd. (The)	1,597	43,972	1.65%
Gunma Bank Ltd. (The)	5,325	30,100	1.13%
Hachijuni Bank Ltd. (The)	4,304	28,948	1.09%
Mitsubishi UFJ Financial Group, Inc.	2,444	24,778	0.93%
Seven Bank Ltd.	10,768	20,836	0.78%
Sumitomo Mitsui Financial Group, Inc.	336	19,594	0.74%
Resona Holdings, Inc.	3,104	19,105	0.72%
Mizuho Financial Group, Inc.	953	18,815	0.71%
Chiba Bank Ltd. (The)	2,179	18,094	0.68%
Sumitomo Mitsui Trust Holdings, Inc.	819	17,624	0.66%
Concordia Financial Group Ltd.	3,456	17,330	0.65%
Fukuoka Financial Group, Inc.	506	13,468	0.51%
Mebuki Financial Group, Inc.	3,377	11,060	0.42%
Shizuoka Financial Group, Inc.	1,118	10,601	0.40%
Yamaguchi Financial Group, Inc.	1,027	10,394	0.39%
77 Bank Ltd. (The)	346	9,201	0.35%
Kyushu Financial Group, Inc.	1,246	9,168	0.35%
Hirogin Holdings, Inc.	963	6,889	0.26%
Nishi-Nippon Financial Holdings, Inc.	385	4,805	0.18%
Shiga Bank, Ltd. (The)	146	4,009	0.15%
Gunma Bank Ltd. (The)	485	2,744	0.10%
Hachijuni Bank Ltd. (The)	392	2,639	0.10%
Seven Bank Ltd.	982	1,900	0.07%
		$2,659,452	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIPRIV Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Apollo Global Management, Inc.	4,772	$536,605	18.77%
Ares Management Corporation	3,714	493,793	17.27%
3i Group PLC	13,013	461,420	16.14%
Blue Owl Capital, Inc.	19,065	359,542	12.58%
Hamilton Lane, Inc., Class A	2,039	229,952	8.05%
Partners Group Holding AG	154	219,454	7.68%
Intermediate Capital Group PLC	6,851	177,628	6.21%
Blackstone, Inc.	1,075	141,232	4.94%
EQT AB	4,317	136,531	4.78%
Carlyle Group, Inc. (The)	2,182	102,361	3.58%
		$2,858,518	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIISOXX Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Texas Instruments, Inc.	(1,175)	$(204,689)	8.06%
Analog Devices, Inc.	(991)	(195,926)	7.72%
NXP Semiconductors N.V.	(772)	(191,207)	7.53%
STMicroelectronics N.V.	(4,405)	(189,692)	7.47%
Intel Corporation	(4,023)	(177,698)	7.00%
Microchip Technology, Inc.	(1,815)	(162,793)	6.41%
Infineon Technologies AG	(4,696)	(159,664)	6.29%
Teradyne, Inc.	(1,347)	(151,966)	5.98%
ASE Technology Holding Company Ltd.	(30,298)	(146,766)	5.78%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

Name	Quantity	Value	Weight
Lattice Semiconductor Corporation	(1,747)	$(136,690)	5.38%
Entegris, Inc.	(841)	(118,179)	4.65%
MKS Instruments, Inc.	(756)	(100,528)	3.96%
ON Semiconductor Corporation	(1,334)	(98,096)	3.86%
Skyworks Solutions, Inc.	(902)	(97,732)	3.85%
United Microelectronics Corporation	(60,092)	(97,655)	3.85%
QUALCOMM, Inc.	(574)	(97,099)	3.82%
Marvell Technology, Inc.	(1,042)	(73,887)	2.91%
Rambus, Inc.	(880)	(54,367)	2.14%
Qorvo, Inc.	(391)	(44,850)	1.77%
Monolithic Power Systems, Inc.	(59)	(39,912)	1.57%
		$(2,539,396)	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCAWIN Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Vertiv Holdings Company	3,345	$273,364	11.12%
NVIDIA Corporation	244	220,473	8.97%
Disco Corporation	582	212,291	8.64%
Super Micro Computer, Inc.	197	199,041	8.10%
Broadcom, Inc.	147	195,500	7.95%
SK Hynix, Inc.	1,307	172,540	7.02%
Micron Technology, Inc.	1,222	144,202	5.87%
Alchip Technologies Ltd.	1,253	123,995	5.04%
Wiwynn Corporation	1,674	114,651	4.66%
Arista Networks, Inc.	375	108,760	4.42%
BE Semiconductor Industries NV	576	88,209	3.59%
Synopsys, Inc.	153	87,522	3.56%
Taiwan Semiconductor Manufacturing Company Ltd.	612	83,301	3.39%
Cadence Design Systems, Inc.	262	81,541	3.32%
ASML Holding N.V.	58	56,279	2.29%
Gold Circuit Electronics Ltd.	7,071	54,064	2.20%
Samsung Electronics Company Ltd., Preferred Series 1	990	49,284	2.01%
Tokyo Electron Ltd.	189	49,068	2.00%
Applied Materials, Inc.	175	36,063	1.47%
KLA Corporation	51	35,934	1.46%
Lam Research Corporation	25	24,019	0.98%
Nova Ltd.	71	12,623	0.51%
ULVAC, Inc.	187	11,942	0.49%
Kulicke & Soffa Industries, Inc.	235	11,823	0.48%
All Ring Technology Company Ltd.	1,500	11,396	0.46%
		$2,457,885	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCBVRG Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Constellation Brands, Inc.	(1,523)	$(413,992)	18.53%
Molson Coors Beverage Company, Class B	(4,516)	(303,841)	13.60%
Diageo PLC	(7,131)	(263,452)	11.79%
Anheuser-Busch Inbev SA	(4,208)	(256,444)	11.48%
Brown-Forman Corporation	(3,998)	(206,468)	9.24%
Davide Campari-Milano NV	(18,487)	(185,847)	8.32%
Boston Beer Company, Inc. (The)	(503)	(153,076)	6.85%
MGP Ingredients, Inc.	(1,315)	(113,337)	5.07%
Duckhorn Portfolio, Inc. (The)	(11,287)	(105,123)	4.71%
Remy Cointreau SA	(944)	(95,205)	4.26%
Heineken NV	(756)	(72,872)	3.26%
Pernod Ricard SA	(400)	(64,656)	2.89%
		$(2,234,313)	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCJPBK Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Seven Bank Ltd.	2,511	$4,859	0.85%
Hachijuni Bank Ltd. (The)	1,004	6,753	1.19%
Gunma Bank Ltd. (The)	1,242	7,022	1.24%
Shiga Bank Ltd. (The)	373	10,255	1.80%
Nishi-Nippon Financial Holdings	985	12,293	2.16%
Hirogin Holdings, Inc.	2,464	17,621	3.10%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

Name	Quantity	Value	Weight
Kyushu Financial Group, Inc.	3,187	$23,455	4.13%
77 Bank Ltd. (The)	885	23,536	4.14%
Yamaguchi Financial Group, Inc.	2,628	26,591	4.68%
Shizuoka Financial Group, Inc.	2,860	27,118	4.77%
Mebuki Financial Group, Inc.	8,640	28,297	4.98%
Fukuoka Financial Group, Inc.	1,295	34,457	6.06%
Concordia Financial Group Ltd.	8,843	44,337	7.80%
Sumitomo Mitsui Trust Holdings	2,095	45,088	7.93%
Chiba Bank Ltd. (The)	5,574	46,289	8.14%
Mizuho Financial Group, Inc.	2,440	48,135	8.46%
Resona Holdings, Inc.	7,940	48,874	8.60%
Sumitomo Mitsui Financial Group	860	50,128	8.82%
Mitsubishi Ufj Financial Group	6,253	63,392	11.15%
		$568,500	100.00%

The following table represents the individual positions and related values of underlying securities of the GSMBATDM Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Lululemon Athletica, Inc.	681	$266,057	12.89%
Industria de Diseno Textil SA	3,740	188,380	9.13%
ASICS Corporation	3,900	183,046	8.87%
TJX Companies, Inc. (The)	1,682	170,655	8.27%
O’Reilly Automotive, Inc.	142	160,863	7.79%
MercadoLibre, Inc.	104	157,190	7.62%
Associated British Foods PLC	4,547	143,427	6.95%
EssilorLuxottica SA	579	130,947	6.34%
e.l.f. Beauty, Inc.	664	130,189	6.31%
Deckers Outdoor Corporation	110	103,104	5.00%
Ross Stores, Inc.	695	102,008	4.94%
Ulta Beauty, Inc.	175	91,415	4.43%
AutoZone, Inc.	29	90,260	4.37%
Beiersdorf AG	595	86,653	4.20%
Five Below, Inc.	328	59,592	2.89%
		$2,063,786	100.00%

The following table represents the individual positions and related values of underlying securities of the JPQWIN Index Total Return Swap with JP Morgan.

Name	Quantity	Value	Weight
Inspire Medical Systems, Inc.	(172)	$(36,961)	1.69%
Williams-Sonoma, Inc.	(115)	(36,500)	1.67%
T Rowe Price Group, Inc.	(277)	(33,830)	1.55%
Progressive Corporation (The)	(163)	(33,788)	1.55%
Illumina, Inc.	(246)	(33,747)	1.55%
Fastenal Company	(435)	(33,544)	1.54%
Pure Storage, Inc., Class A	(645)	(33,541)	1.54%
Align Technology, Inc.	(102)	(33,367)	1.53%
Elevance Health, Inc.	(64)	(33,211)	1.52%
Cadence Design Systems, Inc.	(107)	(33,171)	1.52%
Roku, Inc.	(506)	(32,985)	1.51%
Rambus, Inc.	(531)	(32,790)	1.50%
Humana, Inc.	(95)	(32,775)	1.50%
Lattice Semiconductor Corporation	(419)	(32,752)	1.50%
Pinterest, Inc., Class A	(943)	(32,697)	1.50%
Expeditors International of Washington, Inc.	(269)	(32,674)	1.50%
Netflix, Inc.	(54)	(32,518)	1.49%
Manhattan Associates, Inc.	(130)	(32,444)	1.49%
Toast, Inc., Class A	(1,301)	(32,410)	1.49%
Saia, Inc.	(55)	(32,201)	1.48%
Meta Platforms, Inc., Class A	(66)	(31,973)	1.47%
Duolingo, Inc.	(145)	(31,909)	1.46%
MarketAxess Holdings, Inc.	(145)	(31,806)	1.46%
Jack Henry & Associates, Inc.	(183)	(31,789)	1.46%
Qualys, Inc.	(190)	(31,724)	1.45%
Trex Company, Inc.	(316)	(31,549)	1.45%
Robert Half, Inc.	(395)	(31,328)	1.44%
Chewy, Inc., Class A	(1,814)	(28,858)	1.32%
YETI Holdings, Inc.	(747)	(28,794)	1.32%
Adobe, Inc.	(57)	(28,708)	1.32%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

Name	Quantity	Value	Weight
DocuSign, Inc.	(461)	$(27,430)	1.26%
Universal Health Services, Inc., Class B	(147)	(26,848)	1.23%
Texas Roadhouse, Inc.	(172)	(26,530)	1.22%
Old Dominion Freight Line, Inc.	(120)	(26,359)	1.21%
Cognex Corporation	(607)	(25,761)	1.18%
Liberty Energy, Inc.	(1,182)	(24,499)	1.12%
American Eagle Outfitters, Inc.	(900)	(23,207)	1.06%
Abercrombie & Fitch Company, Class A	(184)	(23,021)	1.05%
Appfolio, Inc., Class A	(91)	(22,369)	1.02%
Zions Bancorp NA	(509)	(22,093)	1.01%
Warrior Met Coal, Inc.	(363)	(22,061)	1.01%
Exelixis, Inc.	(926)	(21,979)	1.01%
CONSOL Energy, Inc.	(261)	(21,889)	1.00%
Smartsheet, Inc., Class A	(561)	(21,589)	0.99%
Jones Lang LaSalle, Inc.	(110)	(21,541)	0.99%
NVIDIA Corporation	(23)	(20,458)	0.94%
Alkermes PLC	(739)	(20,015)	0.92%
Allegro Microsystems, Inc.	(715)	(19,271)	0.88%
Oscar Health, Inc., Class A	(1,282)	(19,062)	0.87%
ACADIA Pharmaceuticals, Inc.	(1,013)	(18,732)	0.86%
Other Underlying Index Components*	(28,477)	(751,314)	34.40%
		$(2,182,372)	100.00%

The following table represents the individual positions and related values of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.

Name	Quantity	Value	Weight
Novo Nordisk A/S, Class B	6,393	$815,262	5.09%
Eli Lilly & Company	1,040	809,078	5.05%
PDD Holdings, Inc. - ADR	6,533	759,461	4.74%
George Weston Ltd.	3,292	444,984	2.78%
Bunge Global S.A.	(3,628)	(371,943)	-2.32%
ONEOK, Inc.	4,485	359,562	2.24%
Loblaw Companies Ltd.	3,189	353,545	2.21%
Vulcan Materials Company	1,295	353,431	2.21%
Tenaris SA - ADR	8,987	352,919	2.20%
CRH PLC	4,037	347,976	2.17%
Martin Marietta Materials, Inc.	552	338,895	2.11%
Archer-Daniels-Midland Company	(5,312)	(333,647)	-2.08%
TransDigm Group, Inc.	268	330,069	2.06%
Targa Resources Corporation	2,934	328,579	2.05%
Eagle Materials, Inc.	1,190	323,383	2.02%
CF Industries Holdings, Inc.	(3,869)	(321,939)	-2.01%
CSL Ltd.	1,590	298,298	1.86%
Mowi ASA	15,766	288,885	1.80%
Enbridge, Inc.	7,541	272,833	1.70%
Holcim AG	2,847	257,990	1.61%
SalMar ASA	3,915	257,953	1.61%
Airbus SE	1,346	247,942	1.55%
Rheinmetall AG	437	245,663	1.53%
Corteva, Inc.	(4,241)	(244,578)	-1.53%
FMC Corporation	(3,789)	(241,359)	-1.51%
Williams Companies, Inc. (The)	6,126	238,730	1.49%
Safran SA	1,045	236,843	1.48%
TC Energy Corporation	5,604	225,333	1.41%
NextEra Energy, Inc.	3,490	223,046	1.39%
Republic Services, Inc.	1,161	222,262	1.39%
Wheaton Precious Metals Corporation	(4,451)	(209,776)	-1.31%
Agnico Eagle Mines Ltd.	3,504	209,014	1.30%
Waste Connections, Inc.	1,208	207,773	1.30%
MPLX, L.P.	4,947	205,597	1.28%
Clean Harbors, Inc.	989	199,096	1.24%
Nutrien Ltd.	(3,665)	(199,046)	-1.24%
Waste Management, Inc.	914	194,819	1.22%
Quanta Services, Inc.	748	194,330	1.21%
Franco-Nevada Corporation	(1,622)	(193,278)	-1.21%
Schlumberger N.V.	3,443	188,711	1.18%
Tidewater, Inc.	2,050	188,600	1.18%
Barrick Gold Corporation	11,334	188,598	1.18%

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2024

Name	Quantity	Value	Weight
Mitsubishi UFJ Financial Group, Inc.	18,579	$188,225	1.17%
Rolls-Royce Holdings PLC	34,886	187,919	1.17%
Ryanair Holdings PLC	8,275	187,771	1.17%
Harmony Gold Mining Company Ltd.	22,959	187,575	1.17%
Gold Fields Ltd.	11,774	187,089	1.17%
Plains All American Pipeline, L.P.	10,439	183,309	1.14%
Weatherford International PLC	1,576	181,902	1.14%
Antero Midstream Corporation	12,841	180,544	1.13%
Other Underlying Index Components*	(317,030)	5,945,893	37.11%
	$(102,078)	$16,024,121	100.00%

*	Largest 50 underlying components by market value at March 31, 2024.